CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Warrant [Member]
Issuance expenses	$ 22
Private Placement [Member]
Issuance expenses		$ 1,361	$ 30